STOCKHOLDERS’ EQUITY (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Authorized capital stock	200,000,000		200,000,000
Common Stock Par Value	$ 0.01		$ 0.01
Authorized Preferred Stock	5,000,000		5,000,000
Preferred Stock Par value	$ 0.01		$ 0.01
Common stock Outstanding	36,190,238		34,819,546
Common Stock Issued	36,190,238	203,125	34,819,546
Accrued interest		$ 60,937
Interest Expense	52,112		10,253
Carrying Value deferred financing costs	27,986		80,098
CEO [Member]
Compensation Shares Vested	166,667
Compensation expense	$ 60,000